Offerings - Offering: 1	Aug. 01, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	859,985
Proposed Maximum Offering Price per Unit	4.20
Maximum Aggregate Offering Price	$ 3,611,937.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 552.99
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended, this registration statement also covers such additional shares as may hereafter be offered or issued to prevent dilution resulting from stock splits, stock dividends, recapitalizations or certain other capital adjustments.

Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act of 1933, as amended. The price per share and aggregate offering price are based on the average of the high and low prices of the registrant’s common stock on July 31, 2025 as reported on the Nasdaq Capital Market.

Represents shares of common stock that may be issued pursuant to that certain securities purchase agreement dated as of June 30, 2025, entered into by the Registrant and the purchasers therein (the “Selling Stockholders”), consisting of (i) up to 527,700 shares issuable upon conversion of the Registrant’s Series C Convertible Preferred Stock, par value $0.001 per share and (b) up to 314,466 shares issuable upon the exercise of warrants.